Share capital (Tables)	6 Months Ended
Dec. 31, 2025
Share capital.
Schedule of share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2024	171,001	55
INEOS Limited investment – issue of shares	3,030	1
At 31 December 2024	174,031	56
Employee share-based compensation awards – issue of shares	81	—
At 30 June 2025	174,112	56
Employee share-based compensation awards - issue of shares	5	—
At 31 December 2025	174,117	56